Leases - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended
	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Feb. 28, 2013 Sony City Osaki sale and leaseback JPY (¥)	Mar. 31, 2013 Sony City Osaki sale and leaseback JPY (¥)	Mar. 31, 2013 Sony City Osaki sale and leaseback Current liabilities other JPY (¥)	Mar. 31, 2013 Sony City Osaki sale and leaseback Other noncurrent liabilities JPY (¥)	Mar. 31, 2013 550 Madison sale and leaseback USD ($)	Mar. 31, 2013 550 Madison sale and leaseback Current liabilities other USD ($)	Mar. 31, 2013 550 Madison sale and leaseback Other noncurrent liabilities USD ($)	Mar. 31, 2013 Two years JPY (¥)	Mar. 31, 2013 Seven years JPY (¥)	Mar. 31, 2012 Sony Semiconductor Kyushu Corporation JPY (¥)
Leases Disclosure [Line Items]
Rental expenses under operating leases	¥ 78,523	¥ 76,188	¥ 78,538
Sublease rental received under operating leases	904	1,423	1,974
Total minimum rentals received in future under non cancelable subleases for operating lease	3,104
Sale and leaseback transaction				5 years				3 years					3 years
Sale price				111,100				1,100
Net cash proceeds from sale and leaseback transaction				110,175				780			11,789	6,262	50,537
Gain upon sale of leaseback transaction					42,322			691
Amount of gain required to be deferred and will be amortized					24,982			166
Remaining deferred gain recorded in other current and noncurrent liabilities						4,914	19,658		55	109
Option to purchase headquarters building which was leased from VIE								$ 255
Sale and leaseback transaction, average terms											Two years	Seven year